LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Operating Lease Cost and Other Information
Operating lease cost was as follows:

year ended December 31
(millions of Canadian $)	2023	2022

Operating lease cost[1]	118	106
Sublease income	(4)	(5)
Net operating lease cost	114	101
1    Includes short-term leases and variable lease costs.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2023	2022

Cash paid for amounts included in the measurement of operating lease liabilities	72	67
ROU assets obtained in exchange for new operating lease liabilities	84	49

at December 31	2023	2022

Weighted average remaining lease term	13 years	8 years
Weighted average discount rate	3.3%	3.5%
The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities were as follows:

at December 31
(millions of Canadian $)	2023	2022

Accounts payable and other	58	54
Other long-term liabilities (Note 19)	401	379
	459	433

Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities are as follows:

at December 31
(millions of Canadian $)	2023	2022

Less than one year	72	68
One to two years	68	65
Two to three years	66	62
Three to four years	59	60
Four to five years	58	54
More than five years	225	187
Total operating lease payments	548	496
Imputed interest	(89)	(63)
Operating lease liabilities	459	433

Future Lease Payments to be Received Under Operating Leases
Future lease payments to be received under operating leases are as follows:

at December 31
(millions of Canadian $)	2023	2022

Less than one year	113	113
One to two years	94	111
Two to three years	70	94
Three to four years	—	70
	277	388

Sales-type Lease, Lease Income
The following table lists the components of the aggregate net investment in leases reflected on the Company's Consolidated balance sheet:

at December 31
(millions of Canadian $)	2023	2022

Net Investment in Leases
Minimum lease payments	9,627	9,457
Unearned lease income	(7,006)	(7,132)
Lease receivable	2,621	2,325
Expected credit loss provision[1]	(76)	(150)
Present value of unguaranteed residual value	24	11
	2,569	2,186
Current portion included in Other current assets (Note 9)	(306)	(291)
	2,263	1,895
1Includes nil (2022 – $1 million) of foreign currency translation losses.

Future Lease Payments
Future lease payments to be received under the existing sales-type leases are as follows:

at December 31
(millions of Canadian $)	2023	2022

Less than one year	305	291
One to two years	305	291
Two to three years	305	291
Three to four years	305	291
Four to five years	305	291
More than five years	8,102	8,002
	9,627	9,457